BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 15 — BENEFIT PLANS

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We have historically matched employee contributions to the 401(k) plan up to a maximum of 3% of participating employees' eligible wages. The match of employee contributions was zero in 2012, 2011 and 2010. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees' eligible wages. Contributions to the employee stock ownership plan were 3% for 2012 and zero for 2011 and 2010. Amounts expensed for these retirement plans was $1.0 million in 2012 and zero in 2011 and 2010.

Our officers participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $4.0 million, $1.1 million and $0.6 million, in 2012, 2011 and 2010, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $4.9 million, $5.0 million and $4.7 million in 2012, 2011 and 2010 respectively. These insurance programs are also available to retired employees at their own expense.